Other Financial Liabilities - Summary of Interest-bearing Loans and Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 USD ($)
Disclosure of detailed information about borrowings [Line Items]
Current borrowings	¥ 1,600,000	¥ 894,136	$ 252,789
Non-current borrowings	26,341	16,270	4,162
Renminbi [Member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings	1,600,000	753,750	252,789
USD [Member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings		104,055
Singapore Dollar [Member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings		33,616
Non-current borrowings	14,656		2,316
Malaysian Ringgits [Member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings		2,715
Non-current borrowings	¥ 11,685	¥ 16,270	$ 1,846
Current borrowings [Member] | Renminbi [Member]
Disclosure of detailed information about borrowings [Line Items]
Effective interest rate	3.99%	3.94%	3.99%
Maturity	2018	2017
Current borrowings [Member] | USD [Member]
Disclosure of detailed information about borrowings [Line Items]
Effective interest rate		3.70%
Maturity		2017
Current borrowings [Member] | Singapore Dollar [Member]
Disclosure of detailed information about borrowings [Line Items]
Effective interest rate	1.88%	1.81%	1.88%
Maturity	2020	2017
Current borrowings [Member] | Malaysian Ringgits [Member]
Disclosure of detailed information about borrowings [Line Items]
Effective interest rate		5.90%
Maturity		2017
Non-current borrowings [Member] | Malaysian Ringgits [Member]
Disclosure of detailed information about borrowings [Line Items]
Effective interest rate	5.95%	5.90%	5.95%
Maturity	2020	2020
Bank of Tokyo-Mitsubishi, UFJ Ltd [Member] | Singapore Dollar [Member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings		¥ 16,808
Non-current borrowings	¥ 14,656
Sumitomo Mitsui Banking Corporation [Member] | Singapore Dollar [Member]
Disclosure of detailed information about borrowings [Line Items]
Current borrowings		¥ 16,808